SCHEDULE OF FAIR VALUE MEASUREMENT (Details)	Mar. 31, 2022	Dec. 31, 2021 $ / shares	Oct. 31, 2021 $ / shares	Sep. 30, 2021 $ / shares	Aug. 31, 2021 $ / shares	Jul. 31, 2021 $ / shares	Jun. 14, 2021 $ / shares	Apr. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Nov. 30, 2020 $ / shares	Oct. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price		$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 20.80	$ 80.00	$ 8.00	$ 8.00
Term (expected in years)			3 years	5 years	3 years	3 years	3 years	5 years		2 years	5 years	3 years
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Rate	1.80	5.68							8.32
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Rate		3.2							4.73
Term (expected in years)	5 years	3 years 2 months 12 days
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Rate	148.26	203.44							259.2
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Rate	0.0	0.0							0.0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Rate	2.32	1.52							0.18
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Rate	8.00	8.00